Debt, Lines of Credit (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) Facility	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 MXN ($)
Lines of credit [Abstract]
Borrowings	$ 524,906,860			$ 567,585,631
Covenants [Abstract]
Consolidated ratio of debt to EBITDA	4
Consolidated ratio of EBITDA to interest paid	2.5
Lines of Credit [Member]
Lines of credit [Abstract]
Borrowings	$ 59,844,000			$ 85,228,000
Syndicated Revolving Credit Facilities [Member]
Lines of credit [Abstract]
Number of credit facilities | Facility	2
Syndicated Revolving Credit Facilities [Member] | Telekom Austria [Member]
Lines of credit [Abstract]
Undrawn credit facilities | €			€ 1,000
Maturity	2030
Syndicated Credit Facility One [Member]
Lines of credit [Abstract]
Undrawn credit facilities		$ 1,500
Maturity	2030
Syndicated Credit Facility Two [Member]
Lines of credit [Abstract]
Undrawn credit facilities		$ 2,500
Maturity	2029